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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 03-31-12

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  04-30-12
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $1199035
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2506    28096 SH       Sole                    28096
AMGEN INC                      COM              031162100      729    10722 SH       Sole                    10722
APPLE INC                      COM              037833100     1199     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      195    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING INC  COM              053015103    80439  1457489 SH       Sole                  1457489
BAKER HUGHES INC               COM              057224107      524    12501 SH       Sole                    12501
BERKSHIRE HATHAWAY INC         COM              084670702      304     3750 SH       Sole                     3750
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     2072       17 SH       Sole                       17
C H ROBINSON WORLDWIDE INC     COM              12541W209    85202  1300989 SH       Sole                  1300989
CENOVUS ENERGY INC             COM              15135U109    54656  1520745 SH       Sole                  1520745
CISCO SYS                      COM              17275R102      373    17622 SH       Sole                    17622
CME GROUP INC                  COM              12572Q105    69114   238875 SH       Sole                   238875
COCA COLA                      COM              191216100     6491    87698 SH       Sole                    87698
DANAHER                        COM              235851102     2733    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      458    10470 SH       Sole                    10470
DONALDSON INC                  COM              257651109    85167  2383634 SH       Sole                  2383634
E M C                          COM              268648102      239     8000 SH       Sole                     8000
EXPRESS SCRIPTS HOLDING CO     COM              30219G108   117202  2163203 SH       Sole                  2163203
EXXON MOBIL CORP               COM              30231G102    53727   619478 SH       Sole                   619478
FIDELITY NATL INFORMATION SVCS COM              31620M106      201     6075 SH       Sole                     6075
FLOWERS FOODS                  COM              343498101      238    11664 SH       Sole                    11664
GEN-PROBE INC COM              COM              36866T103    43842   660170 SH       Sole                   660170
GENERAL ELECTRIC               COM              369604103      600    29880 SH       Sole                    29880
GENERAL MILLS                  COM              370334104      205     5200 SH       Sole                     5200
GILEAD SCIENCES                COM              375558103     2077    42500 SH       Sole                    42500
HUBBELL CLASS B                COM              443510201      725     9222 SH       Sole                     9222
IDEXX LABORATORIES INC         COM              45168D104    33730   385703 SH       Sole                   385703
INTEL CORP                     COM              458140100    92082  3275196 SH       Sole                  3275196
INTL BUSINESS MACHINES         COM              459200101     2369    11355 SH       Sole                    11355
JOHNSON AND JOHNSON CO         COM              478160104     2662    40362 SH       Sole                    40362
LEUCADIA NATIONAL              COM              527288104      391    15000 SH       Sole                    15000
MAXIM INTERGRATED PRODS        COM              57772K101      560    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     3994   104006 SH       Sole                   104006
METTLER-TOLEDO INTERNATIONAL I COM              592688105    81828   442914 SH       Sole                   442914
MICROSOFT                      COM              594918104      337    10450 SH       Sole                    10450
NATIONAL OILWELL VARCO INC     COM              637071101    43370   545744 SH       Sole                   545744
ORACLE                         COM              68389X105      306    10500 SH       Sole                    10500
PEPSICO                        COM              713448108     2289    34500 SH       Sole                    34500
PLANTRONICS NEW                COM              727493108      242     6000 SH       Sole                     6000
PROCTER & GAMBLE               COM              742718109      672    10000 SH       Sole                    10000
SGS SA                         COM              482477007     7820     4025 SH       Sole                     4025
SIGMA ALDRICH                  COM              826552101    49201   673436 SH       Sole                   673436
STATE STREET                   COM              857477103      637    14000 SH       Sole                    14000
STRYKER CORP                   COM              863667101     2086    37600 SH       Sole                    37600
TECHNE CORP                    COM              878377100    50680   722974 SH       Sole                   722974
TERADATA CORP                  COM              88076W103    64850   951572 SH       Sole                   951572
THOMAS & BETTS                 COM              884315102      304     4225 SH       Sole                     4225
V F CORP                       COM              918204108      463     3175 SH       Sole                     3175
VARIAN MED SYS INC             COM              92220P105    75566  1095799 SH       Sole                  1095799
WAL MART STORES                COM              931142103      505     8249 SH       Sole                     8249
WESTERN UNION                  COM              959802109      253    14400 SH       Sole                    14400
WHITING PETE                   COM              966387102     1005    18500 SH       Sole                    18500
XILINX                         COM              983919101     1751    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      232 174377.500SH      Sole               174377.500
ROYAL DUTCH SHELL PLC-ADR A                     780259206      373     5323 SH       Sole                     5323
SCHLUMBERGER LTD COM                            806857108      756    10815 SH       Sole                    10815
SGS SA SPONSORED ADR                            818800104    66501  3419071 SH       Sole                  3419071
REPORT SUMMARY                 57 DATA RECORDS             1199035            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


